Voya Global High Dividend Low Volatility Fund Expense Example - Class A C I R6 T and WP Shares [Member] - Voya Global High Dividend Low Volatility Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 660
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,076
Expense Example, with Redemption, 10 Years	1,699
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	266
Expense Example, with Redemption, 3 Years	535
Expense Example, with Redemption, 5 Years	929
Expense Example, with Redemption, 10 Years	2,033
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	853
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	348
Expense Example, with Redemption, 10 Years	783
Class W
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	$ 897